Debt - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Debt Disclosure [Abstract]
Total interest cost	$ 211	$ 192
Capitalized interest	(81)	(149)
Total interest expense, net	$ 130	$ 43